Subsequent Events (unaudited) (Details) - USD ($)				1 Months Ended			2 Months Ended		6 Months Ended			12 Months Ended
	Sep. 29, 2023	Aug. 10, 2023	May 19, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	May 15, 2023	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events
Issuance fees										$ 97,000
Amount of draw executed										3,831,000
Proceeds from note payable to related party										5,000,000	$ 12,500,000	$ 23,000,000	$ 20,500,000
Subsequent Events
Subsequent Events
Total proceeds	$ 10,200,000
Debt instrument term	2 years 6 months
Interest rate percentage	5.00%
Percentage of fully diluted common stock	3.00%
Percentage of fair value common stock	85.00%
Warrants to purchase common stock shares	10,209,994
Exercise price of warrants	$ 1.00
Warrants exercisable term	5 years
Proceeds from issuance of warrants	$ 10,200,000
Conversion price	$ 10.00
Issuance of common stock to Sponsor (in shares)	200,000
Stock Issued During Period Shares New Issues Considerations Shares	80,000
Issuance of common stock to Sponsor	$ 32,900,000
Conversion of Incremental shares	1
Subsequent Events | Incremental shares
Subsequent Events
Issuance of common stock to Sponsor (in shares)	314,889
Subsequent Events | Structuring shares
Subsequent Events
Issuance of common stock to Sponsor (in shares)	3,168,121
Subsequent Events | Minimum
Subsequent Events
Exercise price of warrants	$ 1.50
Class of warrants rights exercisable	1.50
Subsequent Events | Warrants exercisable price at 10.00
Subsequent Events
Class of warrants rights exercisable	10.00
Subsequent Events | Warrants exercisable price at 12.50
Subsequent Events
Exercise price of warrants	12.50
Class of warrants rights exercisable	12.50
Subsequent Events | Warrants exercisable price at 15.00
Subsequent Events
Exercise price of warrants	15.00
Class of warrants rights exercisable	$ 15.00
Subsequent Events | 2023 Convertible Notes
Subsequent Events
Total proceeds			$ 800,000				$ 1,400,000	$ 4,100,000
Debt instrument term				30 days								3 years
Interest rate percentage												4.55%
Proceeds from note payable to related party				$ 300,000
Debt instrument interest rate				5.12%
Subsequent Events | 2027 Convertible Notes
Subsequent Events
Debt instrument term	4 years
Interest rate percentage	5.00%
Warrants to purchase common stock shares	1,000,000
Exercise price of warrants	$ 11.50
Proceeds from issuance of warrants	$ 10,000,000.0
Interest rate percentage in kind	8.00%
Conversion price	$ 10.00
Subsequent Events | Revolving Line of Credit
Subsequent Events
Maximum borrowing capacity	$ 15,000,000.0			$ 1,100,000		$ 5,000,000.0	$ 1,100,000			$ 5,000,000.0
Debt instrument term						1 year
Description of Variable Rate Basis						P1M
Variable rate percentage						2.85%
Interest rate percentage						7.50%				7.50%
Issuance fees						$ 100,000
Restricted cash balance to be maintained						300,000				$ 300,000
Amount of draw executed					$ 1,100,000	$ 3,800,000
Repayments of draw		$ 0							$ 0